Cover page	Oct. 01, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 01, 2024
Entity Registrant Name	SM Energy Co
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31539
Entity Tax Identification Number	41-0518430
Entity Address, Address Line One	1700 Lincoln Street, Suite 3200
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203
City Area Code	(303)
Local Phone Number	861-8140
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	SM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000893538
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment”) is being filed by SM Energy Company (“Company”), to amend and supplement its Current Report on Form 8-K filed with the Securities and Exchange Commission on October 2, 2024 (“Original Report”). As previously disclosed in the Original Report, on October 1, 2024, the Company completed its acquisition of an undivided 80% interest in all of the rights, titles and interests in the Uinta Basin oil and gas assets (“Uinta Basin Assets”) owned by XCL AssetCo, LLC, a Delaware limited liability company, XCL Marketing, LLC, a Delaware limited liability company, Wasatch Water Logistics, LLC, a Delaware limited liability company, XCL Resources LLC, a Texas limited liability company, and XCL SandCo, LLC, a Delaware limited liability company (collectively, the “XCL Sellers”) pursuant to the Purchase and Sale Agreement, dated June 27, 2024, with the XCL Sellers and, solely for the limited purposes described therein, Northern Oil and Gas, Inc., a Delaware corporation.The Company is filing this Amendment solely to supplement Item 9.01 of the Original Report to file (i) the unaudited consolidated financial statements of the XCL Sellers as of June 30, 2024, and for the six months ended June 30, 2024, and 2023, (ii) the consolidated financial statements of the XCL Sellers as of December 31, 2023, and for the year ended December 31, 2023, and (ii) the unaudited pro forma condensed combined financial information of the Company as of June 30, 2024, for the six months ended June 30, 2024, and for the year ended December 31, 2023. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Original Report.